Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1		4.28
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2		260.50%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3		$ 0.25
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4		0.55%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5		0.00%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	1.57
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	5.11
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	178.08%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	272.27%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	0.80
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	0.25
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	0.20%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	0.67%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	0.00%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	0.00%